Employee Benefits	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Employee Benefits
25.	Employee benefits

The full-time employees of the Company’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive income/(loss). The total amounts charged to the consolidated statements of operations and comprehensive income/(loss) for such employee benefits amounted to US$1,767,987, US$3,080,729 and US$ 1,286,783 for the years ended December 31, 2018, 2019 and 2020, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.